Note 5 - Accounting Policies and New Standards Adopted - Revenue to be Recognized (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	$ 97,938
Electricity and gas [member]
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	97,938
Electricity and gas [member] | Revenue from contract recognized January 1, 2018 to March 31, 2019 [member]
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	8,698
Electricity and gas [member] | Revenue from contract recognized April 1, 2019 to March 31, 2020 [member]
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	34,205
Electricity and gas [member] | Revenue from contract recognized April 1, 2020 to March 31, 2021 [member]
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	25,780
Electricity and gas [member] | Revenue from contract recognized April 1, 2021 to March 31, 2022 [member]
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	15,259
Electricity and gas [member] | Revenue from contract recognized after March 31, 2022 [member]
Statement Line Items [Line Items]
Gas and electricity flat- bill contracts	$ 13,996